CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EXPENSES
Amortization	$ 173,667	$ 154,939	$ 142,323
Exploration	1,610,502	748,497	474,025
General and administrative	377,345	578,176	344,710
LOSS BEFORE OTHER ITEMS	(2,161,514)	(1,481,612)	(961,058)
OTHER ITEMS
Foreign exchange gain (loss)	(426,420)	(124,558)	(40,849)
Net gain (loss) gain on trading securities	714,523	1,346,699	1,485,100
Other income	55,972	45,589	48,476
Impairment on marketable securities	(211,018)	0	0
Recovery of gold	4,074,170	2,373,592	1,878,198
Change in fair value warrant derivative liability	0	137,313	(21,520)
Total other items	4,207,227	3,778,635	3,349,405
Consolidated pre tax income for the year	2,045,713	2,297,023	2,388,347
Income tax expense	(1,088,192)	(294,992)	0
Net income after tax	957,521	2,002,031	2,388,347
Net gain attributable to non-controlling interest	(121,545)	(141,782)	(140,390)
Net income attributable to Xtra-Gold Resources Corp.	$ 835,976	$ 1,860,249	$ 2,247,957
Basic income attributable to common shareholders per common share	$ 0.02	$ 0.04	$ 0.05
Diluted income attributable to common shareholders per common share	$ 0.02	$ 0.04	$ 0.05
Basic weighted average number of common shares outstanding	46,779,574	46,645,387	46,095,232
Diluted weighted average number of common shares outstanding	48,925,574	49,033,887	49,589,430